BUSINESS COMBINATIONS (Details) (USD $)	12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 25, 2010	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Nepa [Member]	Sep. 29, 2012 Nepa [Member]	Dec. 29, 2012 Nepa [Member] Non-compete Agreements [Member]	Dec. 29, 2012 Nepa [Member] Customer Relationships [Member]	Dec. 31, 2011 MSR Forest Products, LLC [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member] Non-compete Agreements [Member]	Dec. 29, 2012 MSR Forest Products, LLC [Member] Customer Relationships [Member]	Dec. 29, 2012 Shepherd [Member]	Dec. 25, 2010 Shepherd [Member]	Dec. 29, 2012 Shepherd [Member] Non-compete Agreements [Member]	Dec. 29, 2012 Shepherd [Member] Customer Relationships [Member]	Dec. 29, 2012 Service Supply [Member]	Dec. 25, 2010 Service Supply [Member]
Business Acquisition [Line Items]
Number of businesses acquired	0
Company Name				Nepa Pallet and Container Co., Inc.					MSR Forest Products, LLC			Shepherd Distribution Co.				Service Supply Distribution, Inc.
Acquisition Date				Nov. 05, 2012					May 16, 2012				Apr. 29, 2010				Mar. 08, 2010
Purchase Price				$ 16,200,000					$ 3,200,000				$ 5,900,000				$ 600,000
Intangible Assets				1,400,000		0	0		1,100,000	0	0		2,200,000	500,000	1,400,000		0
Net Tangible Assets				14,800,000					2,100,000				3,700,000				600,000
Operating Segment				Western Division					Distribution Division				Distribution Division				Distribution Division
Business Description				Manufactures pallets, containers and bins for agricultural and industrial customers. Facilities are located in Snohomish, Yakima and Wenatchee, WA. Nepa had trailing twelve month sales through September 2012 of $25 million.					Supplies roof trusses and cut-to-size lumber to manufactured housing customers. Facilities are located in Haleyville, AL and Waycross, GA. In 2011, MSR had annual sales of $10 million.				Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers. Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.Purchased a percentage of certain assets.				Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers. Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States. Purchased a percentage of certain assets.
Goodwill	154,702,000	159,316,000	154,702,000	1,400,000					1,100,000			300,000
Goodwill - Tax Deductible				1,400,000					1,100,000			300,000
Acquired entity, prior year sales					$ 25,000,000			$ 10,000,000